Turnover and Segment Information - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) Wholesalers Segments	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of operating segments [line items]
Number of reportable operating segments | Segments	4
Description of factors used to identify entity's reportable segments	Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the GSK Leadership Team (GLT). GSK reports results under four segments: Pharmaceuticals; Pharmaceuticals R&D; Vaccines and Consumer Healthcare, and individual members of the GLT are responsible for each segment.
Revenue recognised in year from performance obligations satisfied in previous periods	£ 1,558	£ 1,207
Turnover from changes to estimates of RAR accruals	1,069	649
Milestone income	61	238
Royalty income	428	320
Turnover	34,114	34,099	£ 33,754
Contingent consideration liability	6,076	5,869	5,479	£ 6,286
Non-current assets	51,477	51,890
Shionogi-ViiV Healthcare [member]
Disclosure of operating segments [line items]
Contingent consideration liability	5,559	5,359
Shionogi-ViiV Healthcare [member] | Pfizer [member]
Disclosure of operating segments [line items]
Pfizer put option	1,008	960
US [member]
Disclosure of operating segments [line items]
Non-current assets	£ 17,852	17,899
US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Number of wholesalers | Wholesalers	3
Other Countries [Member]
Disclosure of operating segments [line items]
Non-current assets	£ 0
Wholesalers 1 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	3,159	2,928	2,835
Wholesalers 2 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	3,081	3,085	3,146
Wholesalers 3 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	£ 2,670	£ 2,795	£ 2,820